Additional Information of Expenses by Nature - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expense by nature [line items]
Profit sharing bonus to employees, amount	$ 23,165.7	$ 23,570.0	$ 23,019.1
Compensation to Directors [member]
Expense by nature [line items]
Approved profit sharing bonus in cash	360.4	349.3	368.9
Bonus to Employees [member]
Expense by nature [line items]
Approved profit sharing bonus in cash	$ 23,165.7	$ 23,570.0	$ 23,019.1
Top of range [member] | Compensation to Directors [member]
Expense by nature [line items]
Profit sharing bonus, percentage	0.30%	0.30%	0.30%
Bottom of range [member] | Bonus to Employees [member]
Expense by nature [line items]
Profit sharing bonus, percentage	1.00%	1.00%	1.00%